Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total	Subtotal	Share capital (Note 22)	Share premium (Note 22)	Cumulative translation adjustment	Equity-settled compensation	Cash flow hedge	Other reserves	Treasury shares		Revaluation surplus	Reserve from the sale of non-controlling interests in subsidiaries	Retained earnings	Non- controlling interest
Balance at beginning of period at Dec. 31, 2018		$ 1,108,145	$ 1,063,636	$ 183,573	$ 900,503	$ (478,096)	$ 16,191	$ (56,884)	$ 32,380	$ (8,741)		$ 383,889	$ 41,574	$ 49,247	$ 44,509
Profit for the year		342	(772)											(772)	1,114
Exchange differences on translating foreign operations		(27,828)	(26,461)			(14,278)						(12,183)			(1,367)
Cash flow hedge, net of tax	[1]	(19,420)	(19,419)					(19,419)							(1)
Revaluation surplus	[2]	(31,929)	(28,785)									(28,785)			(3,144)
Reserve of the revaluation surplus derived from the disposals of assets	[3]	0										(5,044)		5,044
Other comprehensive income/ (loss) for the year		(79,177)	(74,665)			(14,278)		(19,419)				(46,012)		5,044	(4,512)
Total comprehensive income / (loss) for the year		(78,835)	(75,437)			(14,278)		(19,419)				(46,012)		4,272	(3,398)
Reserves for the benefit of government grants	[4]	0							34,791					(34,791)
Value of employee services		3,612	3,612				3,612
Restricted shares, vested		721	721		4,455		(4,449)			715
Restricted shares, forfeited		0							5	(5)
Restricted shares, granted		0							(1,129)	1,129
Purchase of own shares (Note 22)		(4,263)	(4,263)		(3,219)					(1,044)
Dividends		(497)													(497)
Balance at end of period at Dec. 31, 2019		1,028,883	988,269	183,573	901,739	(492,374)	15,354	(76,303)	66,047	(7,946)		337,877	41,574	18,728	40,614
Profit for the year		1,070	412											412	658
Exchange differences on translating foreign operations		(78,961)	(77,843)			(62,670)						(15,173)			(1,118)
Cash flow hedge, net of tax	[5]	(14,386)	(14,386)					(14,386)
Revaluation surplus	[6]	29,453	28,464									28,464			989
Reserve of the revaluation surplus derived from the disposals of assets	[7]	0										(7,598)		7,598
Other comprehensive income/ (loss) for the year		(63,894)	(63,765)			(62,670)		(14,386)				5,693		7,598	(129)
Total comprehensive income / (loss) for the year		(62,824)	(63,353)			(62,670)		(14,386)				5,693		8,010	529
Reserves for the benefit of government grants	[8]	0							18,067					(18,067)
Value of employee services		3,266	3,266				3,266
Restricted shares, vested		1,224	1,224		4,182		(3,825)		383	484
Restricted shares, forfeited		0							36	(36)
Restricted shares, granted		0							(1,127)	1,127
Purchase of own shares (Note 22)		(4,365)	(4,365)		(3,106)					(1,259)	[7]
Dividends		(2,460)													(2,460)
Balance at end of period at Dec. 31, 2020		963,724	925,041	183,573	902,815	(555,044)	14,795	(90,689)	83,406	(7,630)		343,570	41,574	8,671	38,683
Profit for the year		130,717	130,669											130,669	48
Exchange differences on translating foreign operations		121,146	112,166			40,435						71,731			8,980
Cash flow hedge, net of tax	[9]	29,758	29,757					29,757							1
Revaluation surplus	[10]	(136,622)	(125,319)									(125,319)			(11,303)
Other comprehensive income/ (loss) for the year		14,282	16,604			40,435		29,757				(53,588)		0	(2,322)
Total comprehensive income / (loss) for the year		144,999	147,273			40,435		29,757				(53,588)		130,669	(2,274)
Reserves for the benefit of government grants	[11]	0							23,605					(23,605)
Value of employee services		5,420	5,420				5,420
Restricted shares, vested		448	448		3,594		(4,142)		734	262
Restricted shares, forfeited		0							27	(27)
Restricted shares, granted		0							(1,600)	1,600
Purchase of own shares (Note 22)		(66,463)	(66,463)		(55,349)					(11,114)
Dividends		(298)													(298)
Balance at end of period at Dec. 31, 2021		$ 1,047,830	$ 1,011,719	$ 183,573	$ 851,060	$ (514,609)	$ 16,073	$ (60,932)	$ 106,172	$ (16,909)		$ 289,982	$ 41,574	$ 115,735	$ 36,111

[1]	Net of 6,752 of income tax.
[2]	Net of 10,480 of Income tax.
[3]	Net of 2,978 of Income tax
[4]	Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values in our Sugar, ethanol and energy business. (please see Note 24).
[5]	Net of 5,729 of Income tax
[6]	Net of 11,790 of Income tax.
[7]	Net of 3,458 of Income tax
[8]	Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values in our Sugar, ethanol and energy business. (please see Note 24).
[9]	Net of 2,526 of Income tax.
[10]	Net of 9,953 of Income tax.
[11]	Correspond to the presumed credit of ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) over the sale values in our Sugar, ethanol and energy business. (please see Note 24).